U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:  American Century World Mutual Funds, Inc.
                                      4500 Main Street
                                      Kansas City, MO 64111

2.       Name of each series or class of funds for which this notice is filed:

               American Century - Twentieth Century International Growth American Century - Twentieth Century International Discovery

3.       Investment Company Act File Number:  811-6247

         Securities Act File Number:  33-39242


4.       Last day of fiscal year for which this notice is filed:

               November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                   [ ]
                Not Applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                Not Applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                Not Applicable

9. Number and aggregate sale price of securities sold during the fiscal year:

                84,170,775           $637,520,483

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                84,170,775           $637,520,483

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                Not Applicable

12.      Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2 (from Item 10):                 $  637,520,483


         (ii)  Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11), if
               applicable):                                                          +       N/A
                                                                                      -----------------
         (iii) Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):                               -  489,945,118
                                                                                      -----------------
         (iv)  Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):                               +       N/A
                                                                                      -----------------
         (v)   Net aggregate  price of securities  sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):                  147,575,365
                                                                                      -----------------
         (vi)  Multiplier prescribed by Section 6(b) of the Securities
               Act of 1933 or other applicable law or regulation
               (see Instruction C.6):                                                x       1/3300
                                                                                      -----------------
         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:               $    44,719.76
                                                                                      =================

Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                January 27, 1997

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/David H. Reinmiller
                                    David H. Reinmiller
                                    Assistant General Counsel


         Date  January 28, 1997

  *Please print the name and title of the signing officer below the signature.

                          American Century Investments
                                4500 Main Street
                             Kansas City, MO 64111

                                                                January 28, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

RE:      Rule 24f-2 Notice for American Century World Mutual Funds, Inc.
              1940 Act File No. 811-6247
              1933 Act File No. 33-39242


Ladies and Gentlemen:

     I am counsel to American Century World Mutual Funds, Inc., and as such, I am generally familiar with its affairs. Based upon that familiarity, and upon the examination of such documents as I deemed relevant, it is my opinion that the shares of American Century World Mutual Funds, Inc. described in the Annual Notice of Securities Sold on Form 24F-2 dated January 28, 1997, with respect to the year ended November 30, 1996, were legally issued, fully paid and non-assessable.

     For the record, it should be stated that I am an officer and a salaried employee of American Century Services Corporation, an affiliated corporation of American Century World Mutual Funds, Inc.


Very Truly Yours,

/s/David H. Reinmiller
David H. Reinmiller